GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
Schedule of Goodwill and Intangible Assets
	March 31, 2022	December 31, 2021
License	$339,860	$345,739
Trade name / mark	36,997	36,997
Customer base	176,793	176,793
	553,650	559,529
Less: Accumulated amortization	(138,717)	(123,459)
Subtotal	414,933	436,070
Goodwill	49,697	49,697
Total	$464,630	$485,767

	2021	2020
License	$345,739	$50,000
Trade name /mark	36,997	36,997
Customer base	176,793	176,793
	559,529	263,790
Less: Accumulated amortization	(116,066)	(82,981)
Subtotal	443,463	180,809
Goodwill	49,697	49,697
Total	$493,160	$230,506